INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Investment Interest (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of joint ventures [line items]
Share of Profit (Loss) from Equity Investments		$ (32,000,000)	$ 375,000,000
Investments in equity accounted investees	$ 4,377,000,000	4,377,000,000	5,974,000,000	$ 6,383,000,000
Impairment expense		$ 1,776,000,000	$ 300,000,000
Alliance
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)		50.00%	50.00%
Share of Profit (Loss) from Equity Investments		$ 105,000,000	$ 153,000,000
Investments in equity accounted investees	2,498,000,000	2,498,000,000	2,638,000,000
Aux Sable
Disclosure of joint ventures [line items]
Share of Profit (Loss) from Equity Investments		0	51,000,000
Investments in equity accounted investees	$ 401,000,000	$ 401,000,000	$ 426,000,000
Aux Sable | Minimum
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)		42.70%	42.70%
Aux Sable | Maximum
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)		50.00%	50.00%
Ruby Pipeline
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)	50.00%	50.00%
Share of Profit (Loss) from Equity Investments		$ 122,000,000	$ 120,000,000
Investments in equity accounted investees			$ 1,273,000,000
Veresen Midstream
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)		45.00%	45.30%
Share of Profit (Loss) from Equity Investments		$ 50,000,000	$ 49,000,000
Investments in equity accounted investees	$ 1,374,000,000	$ 1,374,000,000	$ 1,350,000,000
CKPC
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)		50.00%	50.00%
Share of Profit (Loss) from Equity Investments		$ (314,000,000)	$ (1,000,000)
Investments in equity accounted investees			171,000,000
Impairment expense		314,000,000	0
Other
Disclosure of joint ventures [line items]
Share of Profit (Loss) from Equity Investments		5,000,000	3,000,000
Investments in equity accounted investees	$ 104,000,000	$ 104,000,000	$ 116,000,000
Other | Minimum
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)		50.00%	50.00%
Other | Maximum
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)		75.00%	75.00%